Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Cash and bank balances	$61,889	$50,388
Total cash and cash equivalents	$61,889	$50,388